Trade accounts and other accounts payable (Tables)	12 Months Ended
Dec. 31, 2020
Trade accounts and other accounts payable
Schedule of trade accounts and other accounts payable

	December 31,
	2020	2019	2018
Trade payables	$4,516,424	3,972,460	3,996,014
Sundry creditors and expenses payable	532,679	518,711	597,330
Provisions	24,099	64,154	103,494
Statutory employee profit sharing	62,075	86,710	68,432
Retained payroll taxes and other local taxes	375,086	275,214	259,828
Direct employee benefits	232,083	213,345	160,431
Interest payable	10,575	28,060	10,728
Others	116	173	90
	$5,753,137	5,158,827	5,196,347